Financial investments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Financial investments [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 6,034	$ 6,034
Derivative assets	6,297	11,571
Other receivable accounts at amortized cost	53,055	35,065
Total non-current financial investments	65,386	52,670
Contracted concessional financial assets	152,230	159,128
Derivative assets	1,481	1,582
Other receivable accounts at amortized cost	89,314	80,124
Total current financial investments	$ 243,025	$ 240,834